Financial instruments and risk management - Financial instruments at fair value (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments and risk management
Carrying amount	$ 4,928,607	$ 5,037,600	$ 5,249,024
Fair value	$ 4,952,445	$ 5,037,688	$ 5,255,932